Employee Benefit Plan - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Retirement Benefits [Abstract]
Provisions for employee benefits	¥ 228,137	¥ 241,672	¥ 209,930